Changes in Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2020
Stockholders' deficit:
Statement of Stockholders' Deficit
	Common Stock
	Shares	Amount	Additional Paid in Capital	Accumulated Deficit	Total
Balance – December 31, 2019	32,680,984	$327,000	$21,437,000	(22,554,000)	$(790,000)
Shares issued in connection with private placement	2,842,856	28,000	171,000		199,000
Shares issued to Cherokee in connection with loan	300,000	3,000	18,000		21,000
Share based payment expense			2,000		2,000
Shares issued for board meeting attendance in lieu of cash	129,636	1,000	30,000		31,000
Net loss				(563,000)	(563,000)
Balance – September 30, 2020	35,953,476	$359,000	$21,658,000	$(23,117,000)	$(1,100,000)

Balance – December 31, 2018	32,279,368	$323,000	$21,404,000	$(21,873,000)	$(146,000)
Shares issued to Cherokee in connection with loan	200,000	2,000	12,000		14,000
Shares issued for board meeting attendance in lieu of cash	66,408		5,000		5,000
Share based payment expense			4,000		4,000
Net loss				(440,000)	(440,000)
Balance-September 30, 2019	32,545,776	$325,000	$21,425,000	$(22,313,000)	$(563,000)